Selected accounting policies - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Cash flow projection period (in years)	5 years
Non-current financial debts	$ 4,538	$ 4,676
Current financial debts	$ 105	63
Cumulative Effect, Period of Adoption, Adjustment
Disclosure of changes in accounting estimates [line items]
Non-current financial debts		82
Current financial debts		$ (82)